Debt (Tables)	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Maturities of Long Term Debt	The following table reflects the Company’s debt maturities:
2026	$16,000
2027	-
2028	-
2029	-
Thereafter	-
Less: Unamortized debt issuance costs and discount at March 31, 2026	(642)
$15,358
The following table reflects the Company’s debt maturities:
2026	$250
2027	750
2028	5,430
2029	-
Thereafter	-
Less: Unamortized debt issuance costs and discount at December 31, 2025	(164)
$6,266